Putnam Investments

100 Federal Street

Boston, MA 02110

November 2, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Small Cap Growth Fund and Putnam International Value Funds (the “Funds”), each a series of Putnam Funds Trust (Securities Act Reg. No. 333-515 and Investment Company Act File (No. 811-07513 (the “Trust”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 362 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 27, 2021.

Any comments or questions concerning this filing should be directed to the undersigned at 1-800-225-2465, Ext. 15786.

Very truly yours,

Putnam Funds Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP